Revenues (Tables)	6 Months Ended
Jun. 30, 2024
Revenues
Revenues - Disaggregation of revenue (Table)
	For the six-month periods ended June 30,
	2024	2023
Time and bareboat charters (operating leases)	$202,165	$163,524
Voyage charters	—	6,027
Total	$202,165	$169,551